STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning			5 years
Warrants outstanding at end					5 years
Common Stock Warrants
Number of shares
Warrants outstanding beginning (in shares)			985,533
Exercised (in shares)			0	0	0
Forfeited or Expired (in shares)					985,533
Granted (in shares)					985,533
Warrants outstanding at end (in shares)		985,533	985,533		985,533
Weighted-Average Exercise Price
Warrants outstanding beginning (in dollars per share)			$ 2.00
Forfeited or Expired (in dollars per share)					$ 2.00
Granted (in dollars per share)					2.00
Warrants outstanding at end (in dollars per share)		$ 2.00	$ 2.00		$ 2.00
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning			4 years 1 month 24 days
Granted					4 years 1 month 24 days
Warrants outstanding at end		3 years 7 months 24 days	3 years 7 months 24 days		4 years 1 month 24 days
Warrants issued	985,533	0	0			0
Warrants exercisable price	$ 2.00	$ 0.91	$ 0.91		$ 0.91
Fair value of warrant		$ 896	$ 896		$ 896
Pre Funded Warrants
Number of shares
Warrants outstanding beginning (in shares)			2,168,000
Granted (in shares)					2,168,000
Warrants outstanding at end (in shares)		2,168,000	2,168,000		2,168,000
Weighted-Average Exercise Price
Warrants outstanding beginning (in dollars per share)			$ 0.01
Granted (in dollars per share)					$ 0.01
Warrants outstanding at end (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Weighted Average Remaining Contractual Term (years)
Warrants issued	2,168,000	0	0		0
Warrants exercisable price	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Fair value of per warrant			1.99		1.99
Exercise less amount			$ 2.00		$ 2.00
Proceeds from Warrant	$ 4,314